Goodwill and Intangible Assets - Schedule of Purchased Intangible Assets (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,654
Accumulated Amortization	64
Net Carrying Value	$ 1,590
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	10 years
Gross Carrying Value	$ 1,546
Accumulated Amortization	58
Net Carrying Value	$ 1,488
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	7 years
Gross Carrying Value	$ 108
Accumulated Amortization	6
Net Carrying Value	$ 102